6. Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Accounts Receivable Details 1
Opening balance	R$ 370,452	R$ 351,381
Additions	316,387	266,442
Write-off	(222,094)	(247,371)
Closing balance	R$ 464,745	R$ 370,452